Note 2 - Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Computer equipment [member]
Statement Line Items [Line Items]
Estimated useful lives	Straight-line over 2 years
Office equipment [member]
Statement Line Items [Line Items]
Estimated useful lives	Straight-line over 2 years
Furniture [member]
Statement Line Items [Line Items]
Estimated useful lives	Straight-line over 5 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Estimated useful lives	Straight-line over the term of the lease